Additional Financial Information - Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Supplemental Financial Statement Elements [Abstract]
Accounts payable	$ 6,182	$ 5,163
Payroll and related benefits	614	559
Property and other taxes, including payroll	620	525
Interest	253	423
Commissions	324	159
Network decommissioning	92	101
Toll and interconnect	109	85
Advertising	46	44
Other	288	93
Accounts payable and accrued liabilities	8,528	7,152
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities [Line Items]
Outstanding checks	$ 455	$ 356